UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Build America Bond Fund (NBB)
	December 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 121.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 120.7% (99.6% of Total Investments)

	Arizona – 1.0% (0.8% of Total Investments)
$ 5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	$ 5,603,300
	California – 27.5% (22.7% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable	No Opt. Call	BBB+	1,210,028
	Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build	No Opt. Call	AA	2,717,230
	America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1:
75	6.793%, 4/01/30	No Opt. Call	AA–	92,502
100	6.918%, 4/01/40	No Opt. Call	AA–	135,351
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	AA–	625,085
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
260	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	No Opt. Call	B+	257,990
	Project, Taxable Series 2013B, 7.000%, 8/01/18
395	California School Finance Authority, Charter School Revenue Bonds, City Charter School	No Opt. Call	N/R	390,280
	Obligated Group, Taxable Series 2016B, 3.750%, 6/01/20
3,030	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A+	4,369,533
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A+	2,296,841
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	8,851,080
	2010B, 6.484%, 11/01/41
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	AA–	8,308,257
	2010, 7.950%, 3/01/36
6,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	AA–	9,973,565
	2010, 7.600%, 11/01/40
5,000	California State, Various Purpose General Obligation Bonds, Build America Federally Taxable	No Opt. Call	AA–	7,444,100
	Bonds, Series 2009, 7.550%, 4/01/39
7,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BB+	8,140,275
	University Medical Center, Series 2014B, 6.000%, 12/01/24
7,500	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	AA+	10,430,925
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	13,907,900
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
6,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax	No Opt. Call	AAA	7,393,500
	Revenue Bonds, Build America Taxable Bond Series 2010A, 5.735%, 6/01/39
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA	2,723,507
11,270	7.618%, 8/01/40	No Opt. Call	AA	15,998,328
9,485	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	12,180,732
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally
	Taxable – Direct Payment – Build America Bonds, Series 2010A:
80	5.716%, 7/01/39	No Opt. Call	Aa2	97,948
2,840	6.166%, 7/01/40	7/20 at 100.00	Aa2	3,166,884
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	Aa2	2,311,652
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	5,987,600
	Option Bond Trust 2016-XFT906, 27.342%, 7/01/50 (IF) (4)
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable	7/19 at 100.00	AAA	1,658,775
	Bond Series 2009D, 6.538%, 7/01/39
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable	7/20 at 100.00	AAA	1,153,000
	Series 2010A, 6.947%, 7/01/40
2,330	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A+	2,483,244
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center,	No Opt. Call	A+	4,679,845
	Series 2015, 5.637%, 4/01/50
2,390	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	2,922,205
	Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	9,003,800
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond
	2016-XFT901, 25.559%, 11/01/41 (IF) (4)
	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated
	Redevelopment Project Series 2011A:
275	6.500%, 12/01/17 (ETM)	No Opt. Call	A (5)	288,153
295	6.750%, 12/01/18 (ETM)	No Opt. Call	A (5)	324,695
1,500	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R,	5/19 at 100.00	AA	1,643,865
	6.270%, 5/15/31
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	AA–	3,097,032
	Series 2010F, 5.946%, 5/15/45
117,105	Total California			156,265,707
	Colorado – 0.7% (0.6% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	AA+	3,842,729
	Series 2009C, 5.664%, 12/01/33
	Connecticut – 1.3% (1.1% of Total Investments)
6,300	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	7,356,699
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	District of Columbia – 0.2% (0.2% of Total Investments)
1,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate	No Opt. Call	AA+	1,219,080
	Lien, Build America Taxable Bond Series 2010A, 5.522%, 10/01/44
	Florida – 0.9% (0.8% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	5,377,850
	Bonds, Series 2010G, 5.750%, 6/01/35
	Georgia – 5.7% (4.7% of Total Investments)
2,500	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County	1/26 at 100.00	AAA	2,573,700
	Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	11,113,380
	America Bonds Series 2010A, 6.637%, 4/01/57
1,120	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build	No Opt. Call	A+	1,362,995
	America Bonds Series 2010A, 6.655%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	17,056,949
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
27,620	Total Georgia			32,107,024
	Illinois – 10.1% (8.3% of Total Investments)
6,940	Chicago Board of Education, Illinois, General Obligation Bonds, Build America Taxable Series	No Opt. Call	B+	4,989,860
	2009E, 6.138%, 12/01/39
865	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension	No Opt. Call	AA	1,083,196
	Funding Taxable Series 2008A, 6.899%, 12/01/40
7,735	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	9,071,453
	America Bonds, Series 2010B, 6.200%, 12/01/40
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,
	Build America Taxable Bond Series 2010B:
10,925	6.845%, 1/01/38	1/20 at 100.00	A	12,259,707
355	6.395%, 1/01/40	No Opt. Call	A	464,606
135	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	166,423
	2010B, 6.900%, 1/01/40
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	BBB+	14,190,120
	6.725%, 4/01/35
8,090	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	10,189,355
	Senior Lien Series 2009A, 6.184%, 1/01/34
1,595	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	1,960,765
	Senior Lien Series 2009B, 5.851%, 12/01/34
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.125%, 11/30/27	11/19 at 100.00	AAA	2,161,400
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	871,019
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
53,325	Total Illinois			57,407,904
	Indiana – 2.6% (2.1% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	AAA	5,387,550
	5.636%, 6/01/35
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2,	No Opt. Call	Aa1	6,251,400
	6.004%, 1/15/40
2,390	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	AA	3,061,232
	2010B-2, 6.116%, 1/15/40
12,390	Total Indiana			14,700,182
	Kentucky – 1.7% (1.4% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Tender	9/20 at 100.00	AA	7,112,000
	Option Bond Trust 2016-XFT902, 25.740%, 9/01/37 – AGM Insured (IF) (4)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,523,242
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			9,635,242
	Louisiana – 4.0% (3.3% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Series 2010B, 6.087%,	2/20 at 100.00	AA–	22,518,496
	2/01/45 (UB) (4)
	Massachusetts – 0.8% (0.7% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	4,697,200
	Bond Trust 2016-XFT907, 23.316%, 6/01/40 (IF) (4)
	Michigan – 1.0% (0.8% of Total Investments)
6,190	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	No Opt. Call	B–	5,780,098
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Missouri – 0.3% (0.2% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,654,851
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 5.5% (4.6% of Total Investments)
13,890	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	AA–	15,548,605
10,150	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series	No Opt. Call	AA–	14,297,189
	2010C, 6.820%, 7/01/45
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA– (5)	1,510,922
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39 (Pre-refunded 9/01/19)
25,355	Total Nevada			31,356,716
	New Jersey – 5.1% (4.2% of Total Investments)
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	6/19 at 100.00	A3	2,647,400
	Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39
130	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	12/20 at 100.00	A3	136,951
	Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28
4,190	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	6,050,486
	7.414%, 1/01/40
14,510	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	20,321,543
	7.102%, 1/01/41
21,330	Total New Jersey			29,156,380
	New York – 17.5% (14.4% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	31,008,250
	2010D, 5.600%, 3/15/40 (UB) (4)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	5,964,297
	Bond Series 2010B, 5.850%, 5/01/41
7,965	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America	No Opt. Call	AA	11,736,428
	Taxable Bonds, Series 2010C, 7.336%, 11/15/39
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	15,842,400
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010CC,
	6.282%, 6/15/42
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/20 at 100.00	AA+	1,106,590
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.790%, 6/15/41
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,362,990
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,624,299
	Bonds, Second Generation Resolution, Series 2010DD, 5.952%, 6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,949,858
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust 2016-XFT908,
	24.479%, 6/15/44 (IF)
6,690	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	8,902,985
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	12,128,900
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	No Opt. Call	BBB	2,864,820
	Terminal B Redevelopment Project, Taxable Series 2016B, 3.673%, 7/01/30
78,970	Total New York			99,491,817
	North Carolina – 1.9% (1.6% of Total Investments)
10,100	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	10,984,457
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 7.0% (5.8% of Total Investments)
10,700	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	15,169,711
	America Bond Series 2010B, 7.834%, 2/15/41
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable	No Opt. Call	AA	27,068
	Series 2013B, 4.532%, 1/01/35
15,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	17,300,014
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
7,500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds,	1/26 at 100.00	N/R	7,214,400
	Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien Series
	2016A, 6.600%, 1/01/39
33,725	Total Ohio			39,711,193
	Oregon – 2.6% (2.1% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,120,600
	Build America Bonds, Tender Option Bond Trust 2016-TXG001, 24.593%, 5/01/35 (IF) (4)
8,030	Warm Springs Reservation Confederated Tribes, Oregon Tribal Economic Development Bonds,	No Opt. Call	A3	8,684,955
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
12,030	Total Oregon			14,805,555
	Pennsylvania – 1.4% (1.1% of Total Investments)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America
	Taxable Bonds, Series 2009D:
1,225	5.653%, 6/01/24	No Opt. Call	A+	1,365,397
1,915	6.218%, 6/01/39	No Opt. Call	A+	2,269,620
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa3	2,223,520
	5.850%, 7/15/30
1,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A1	1,946,595
	2009A, 6.105%, 12/01/39
6,675	Total Pennsylvania			7,805,132
	South Carolina – 0.5% (0.4% of Total Investments)
55	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	N/R	140,762
	Federally Taxable Build America Tender Option Bond Trust 2016-XFT909, 26.691%, 1/01/50 (IF)
2,245	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	No Opt. Call	AA–	2,945,126
	2010C, 6.454%, 1/01/50 (UB)
2,300	Total South Carolina			3,085,888
	Tennessee – 1.9% (1.5% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	6,601,200
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
3,090	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	4,007,081
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
8,090	Total Tennessee			10,608,281
	Texas – 10.3% (8.5% of Total Investments)
1,000	Bexar County Hospital District, Texas, Certificates of Obligation, Taxable Build America Bond	2/19 at 100.00	AA+	1,096,660
	Series 2009B, 6.904%, 2/15/39
9,280	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A	12,255,354
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
2,200	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School	2/21 at 100.00	AAA	2,532,002
	Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35
10,785	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A1	15,099,000
	6.718%, 1/01/49
10,220	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa2	11,935,734
	2010-B2, 8.910%, 2/01/30
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable	No Opt. Call	AA+	1,260,660
	Bond Series 2010A, 5.808%, 2/01/41
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	10,750
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,612,200
	6.038%, 8/01/40
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds,	No Opt. Call	AAA	8,889,268
	Series 2009A, 5.517%, 4/01/39
46,510	Total Texas			58,691,628
	Utah – 1.0% (0.8% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,301,000
	Bonds, Series 2010A, 5.700%, 10/01/40
1,000	Tooele County Municipal Building Authority, Utah, Lease Revenue Bonds, Build America Bond	12/20 at 100.00	A+	1,109,150
	Series 2010A-2, 8.000%, 12/15/32
5,000	Total Utah			5,410,150
	Virginia – 3.9% (3.3% of Total Investments)
11,930	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	16,741,845
	Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured
7,125	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	5,666,228
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
19,055	Total Virginia			22,408,073
	Washington – 3.7% (3.1% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA	7,102,600
	Bonds, Tender Option Bond Trust 2016-XFT905, 22.024%, 2/01/40 (IF) (4)
11,090	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	14,019,645
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
15,090	Total Washington			21,122,245
	West Virginia – 0.6% (0.5% of Total Investments)
3,800	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	B2	3,420,076
	Taxable Turbo Series 2007A, 7.467%, 6/01/47
$ 555,650	Total Municipal Bonds (cost $608,482,457)			686,223,953

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.5% (0.4% of Total Investments)

	Diversified Consumer Services – 0.5% (0.4% of Total Investments)
$ 3,015	BCOM Investment Partners LLC, Taxable Notes, Burrell College of Osteopathic Medicine,	7.500%	9/01/45	N/R	$ 3,027,606
	Series 2015, 144A
$ 3,015	Total Corporate Bonds (cost $3,015,000)				3,027,606
	Total Long-Term Investments (cost $611,497,457)				689,251,559
	Borrowings – (15.9)% (6), (7)				(90,175,000)
	Floating Rate Obligations – (8.4)%				(47,700,000)
	Other Assets Less Liabilities – 3.1% (8)				17,238,309
	Net Assets – 100%				$ 568,614,868

Investments in Derivatives as of December 31, 2016

Interest Rate Swaps
											Variation
			Fund	Floating		Fixed Rate		Optional			Margin	Unrealized
	Clearing	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Effective	Termination	Termination		Receivable/	Appreciation
Counterparty	Broker	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	Date	Value	(Payable)	(Depreciation)
N/A	Citigroup Global	$ 47,500,000	Receive	3-Month USD-	2.769%	Semi-Annually	1/10/18	N/A	1/10/40	$ (908,734)	$1,052,647	$ (908,734)
	Markets, Inc.*			LIBOR-ICE
N/A	Citigroup Globa	19,100,000	Receive	3-Month USD-	1.731	Semi-Annually	8/11/17	N/A	8/11/46	3,639,177	(807,568)	3,639,177
	Markets, Inc.*			LIBOR-ICE
N/A	Citigroup Global	15,500,000	Receive	3-Month USD-	1.775	Semi-Annually	8/25/17	7/06/26	8/25/46	2,814,543	(783,296)	2,814,543
	Markets, Inc.*			LIBOR-ICE
Morgan Stanley	N/A	121,000,000	Receive	1-Month USD-	1.500	Monthly	7/03/17	12/01/17	12/01/19	(554,038)	—	(2,189,457)
& Co. LLC				LIBOR-ICE
		$203,100,000								$4,990,948	$ (538,217)	$ 3,355,529
* London Clearing House Inc. is the clearing house for this transaction.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$686,223,953	$ —	$686,223,953
Corporate Bonds	—	3,027,606	—	3,027,606
Investments in Derivatives:
Interest Rate Swaps*	—	3,355,529	—	3,355,529
Total	$ —	$692,607,088	$ —	$692,607,088
* Represents net unrealized appreciation (depreciation).

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $566,754,275.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$77,852,218
Depreciation	(3,061,172)
Net unrealized appreciation (depreciation) of investments	$74,791,046

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Borrowings as a percentage of Total Investments is 13.1%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not applicable
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017